INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2017	Jul. 31, 2016
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	April 30,	July 31, 2016
	2017
	(Unaudited)
Deferred tax assets:
Net operating losses	$377,676	$228,278

Total deferred tax assets	377,676	228,278
Less: valuation allowance	(377,676)	(228,278)

Deferred tax assets, net	$-	$-

	2016	2015	2014
Deferred tax assets:
Net operating losses	$228,278	$78,278	$170,552

Total deferred tax assets	228,278	78,278	170,552
Less: valuation allowance	(228,278)	(78,278)	(170,552)

Deferred tax assets, net	$-	$-	$-

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	For the Nine	For the Nine
	months	months
	Ended	ended
	April 30,	April 30,
	2017	2016
	(Unaudited)	(Unaudited)
Current tax expense	$99,636	$302,482
Deferred tax expense	(88,194)	(80,121)
Tax expense (benefit)	$11,442	$222,361

			For the
	For the	For the	year
	year	year	ended
			July 31,
	ended	ended	2014
	July 31,	July 31,
	2016	2015
Current tax expense	$196,099	$833,452	$-
Deferred tax expense	30,583	83,388	-
Benefits of operating loss carryforwards	-	-	(113,932)
Tax expense (benefit)	$226,682	$916,840	$(113,932)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	For the Nine		For the Nine
	months		months
	ended		ended
	April 30,		April 30,
	2017		2016
	(Unaudited)		(Unaudited)
Statutory U.S. tax rate	34.00%		34.00%
PRC Statutory Tax Rate	25.00%		25.00%
HK Statutory Tax Rate	15.00%		15.00%
Permanent Difference	( 8.12%	)	178.91%
Less: Valuation Allowance	( 75.20%	)	101.47%
Deferred Tax	8.25%		-
Tax expense (benefit)	( 1.07%	)	354.38%

					For the
	For the year		For the year		year
	ended		ended		ended
	July 31,		July 31,		July 31,
	2016		2015		2014
Statutory U.S. tax rate	34.00%		34.00%		34.00%
PRC Statutory Tax Rate	25.00%		25.00%		25.00%
HK Statutory Tax Rate	15.00%		15.00%		15.00%
Less: Valuation Allowance	(92.85%	)	(45.44%	)	(59.67%	)
Nondeductible/nontaxable items	(40.57%	)	29.40%		-
Tax expense (benefit)	(59.42%	)	57.96%		14.33%

Schedule of Effective Income Tax Expense Reconciliation [Table Text Block]
			For the
	For the year	For the year	year
	ended	ended	ended
	July 31,	July 31,	July 31,
	2016	2015	2014
Statutory U.S. tax rate	$(228,278)	$(78,278)	$(170,552)
PRC Statutory Tax Rate	71,923	451,874	(113,932)
HK Statutory Tax Rate	(185)	(252)	(675)
Less: Valuation Allowance	228,463	464,966	171,227
Nondeductible/nontaxable items	154,759	75,530	-
Tax expense (benefit)	$226,682	$916,840	$(113,932)

Subsidiaries in PRC [Member]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	April 30,	July 31, 2016
2017
(Unaudited)
Deferred tax assets:	-	-
Net operating losses	$-	$-

Total deferred tax assets
Less: valuation allowance	-	-

Deferred tax assets, net	$-	$-
Deferred tax liabilities:
Timing differences of revenue recognition	$16,437	$107,609

Total deferred tax liabilities	16,437	107,609

	2016	2015	2014
Deferred tax assets:
Net operating losses	$-	$-	$111,844

Total deferred tax assets	-	-	111,844
Less: valuation allowance	-	-	-

Deferred tax assets, net	$-	$-	$111,844

Deferred tax liabilities:
Timing differences of revenue recognition	$107,609	$83,101	$-

Total deferred tax liabilities	107,609	83,101	-